Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net income	¥ 289,099	$ 40,719	¥ 85,723	¥ 259,941
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation expense	16,192	2,281	19,473	18,342
Amortization of intangible assets	17,858	2,515		45
Non-cash operating lease expense	69,689	9,816	90,419	101,448
(Reversal of) provision for allowance for credit losses on financial assets	24,647	3,471	30,701	(235)
Share-based compensation expenses	17,095	2,408	461
Loss on disposal of property, plant and equipment	1,311	185	2,825	1,394
Change in fair value of equity investments	(96,217)	(13,552)
Change in fair value of contingent consideration	(6,650)	(937)
Investment income	(17,047)	(2,401)	(10,963)	(3,171)
Net (gain) loss on disposal of subsidiaries	2,904	409		(2,051)
Share of (income) of affiliates, net of impairment	1,317	185	69,596	20,573
Deferred taxes	14,544	2,048	27,845	23,905
Interest accrued for other receivables (loan receivables)	(3,537)	(498)	(3,353)
Changes in operating assets and liabilities:
Accounts receivable	196,422	27,665	(1,491)	(5,528)
Contract assets	(327,419)	(46,115)	(204,249)	(257,182)
Insurance premium receivables	(16)	(2)
Other receivables	9,034	1,272	37,262	(31,066)
Other current assets	8,576	1,208	8,623	1,201
Other non-current assets	(4,933)	(695)	(51)	2,284
Accounts payable	(362,066)	(50,996)	22,099	(37,104)
Accrued commissions	364,026	51,272	127,643	139,706
Insurance premium payables	(1,637)	(231)	(7,375)	(1,367)
Other payables and accrued expenses	(2,115)	(298)	(16,264)	(131)
Accrued payroll	(8,799)	(1,239)	(15,771)	6,265
Income taxes payable	(29,947)	(4,218)	(262)	(15,880)
Lease liability	(68,265)	(9,615)	(88,573)	(101,186)
Other tax liabilities	(2,279)	(321)	(36,566)	5,995
Net cash generated from operating activities	101,787	14,336	137,752	126,198
Cash flows from investing activities:
Purchase of short term investments	(4,399,910)	(619,714)	(2,550,300)	(8,184,363)
Proceeds from disposal of short term investments	4,226,001	595,220	3,239,556	8,646,532
Purchase of long-term investments	(135,462)	(19,080)
Purchase of property, plant and equipment	(12,996)	(1,830)	(77,746)	(30,785)
Proceeds from disposal of property and equipment	3,047	429	3,799	1,025
Cash paid out for loan receivables from third parties	(160,000)	(22,536)	(205,800)
Cash received for loan receivables from third parties	229,000	32,254	24,500	6,830
Prepayment for purchase of short-term investments			(540,000)
Payment for business acquisitions, net of cash acquired	18,452	2,599	(21,571)
Proceeds as guarantee deposits from certain shareholders in business combinations	33,373	4,701
Payment as guarantee deposits to certain shareholders in business combinations	(33,373)	(4,701)
Others	(2,440)	(344)		11,160
Net cash generated from (used in) investing activities	(234,308)	(33,002)	(127,562)	450,399
Cash flows from financing activities:
Proceeds from bank borrowings	182,301	25,677	35,679
Repayment of bank borrowings and other borrowings	(62,789)	(8,844)
Dividends paid			(52,069)	(242,518)
Dividend distributed to noncontrolling interest				(7,580)
Capital contribution from non-controlling interests	7,330	1,032
Repurchase of ordinary shares from open market	(40,556)	(5,712)	(3,984)
Others	(110)	(15)	3	(10,200)
Net cash (used in) generated from financing activities	86,176	12,138	(20,371)	(260,298)
Net increase (decrease) in cash and cash equivalents, and restricted cash	(46,345)	(6,528)	(10,181)	316,299
Cash and cash equivalents and restricted cash at beginning of year	648,211	91,299	656,522	350,098
Cash and cash equivalents and restricted cash at the end of the year	602,004	84,790	648,211	656,522
Reconciliation in amounts on the consolidated balance sheets:
Cash and cash equivalents at the end of the year	521,538	73,457	567,525	564,624
Restricted cash at the end of the year	80,466	11,333	80,686	91,898
Total of cash and cash equivalents and restricted cash at the end of the year	602,004	84,790	648,211	656,522
Supplemental disclosure of cash flow information:
Income taxes paid	76,879	10,828	47,029	74,323
Interests paid	8,750	1,232
Supplemental disclosure of non-cash investing activities:
Right-of-use assets obtained in exchange for lease obligations, net of decrease of right-of-use assets for early terminations	57,233	8,061	4,462	125,487
Acquisition of subsidiaries through issuing ordinary shares	(203,657)	(28,684)
Supplemental disclosure of non-cash financing activities:
Dividend distribution in equity method investee’s shares			265,661
Effect of exchange rate changes on cash and cash equivalents	¥ 138	$ 19	¥ 1,870	¥ (9,875)